Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 2,287
2018	2,196
2019	2,083
2020	2,121
2021	2,160
Thereafter	5,942
Total future minimum lease payments	16,789
Rent expense	$ 2,500	$ 3,000	$ 4,500